WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Warrants
SCHEDULE OF WARRANTS OUTSTANDING

The following table summarizes the warrants outstanding as of September 30, 2025:

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

BALANCE, DECEMBER 31, 2024	227,549	$10.08	$4.76	0.97	$598,996

Granted	7,692	11.00	8.55	3.45	-
Exercised	(120,820)	9.52	3.87	-	-
Cancelled/Expired	(6,680)	9.52	3.90	-	-

BALANCE, SEPTEMBER 30, 2025	107,741	$10.80	$6.09	1.27	$-

	Number of Warrants Outstanding	Weighted Average Exercise Price	Number of Warrants Exercisable

BALANCE, JANUARY 1, 2023	652,857	$2.38	652,857
Issued	-	-	-

BALANCE, DECEMBER 31, 2023	652,857	$2.38	652,857

BALANCE, JANUARY 1, 2024	652,857	$2.38	652,857
Issued	257,332	$2.87	257,332

BALANCE, DECEMBER 31, 2024	910,189	$2.52	910,189

SCHEDULE OF WARRANTS OUTSTANDING ACTIVITY

The following table reflects the warrants outstanding as at December 31, 2024:

Expiration Date	Type	Exercise Price	Weighted Average Life Remaining	Warrants Outstanding	Black-Scholes Value

March 11, 2025	Warrant	$2.38	0.19 years	250,000	$240,250
May 11, 2025	Warrant	2.38	0.36 years	260,000	253,240
June 8, 2026	Warrant	2.38	1.44 years	142,857	184,857
April 29, 2028	Warrant	2.81	1.33 years	175,095	251,962
September 9, 2028	Warrant	3.02	3.69 years	82,237	153,619

		$2.52	0.97 years	910,189	$1,083,928

The following table reflects the warrants outstanding at December 31, 2023:

Expiration Date	Type	Exercise Price	Weighted Average Life Remaining	Warrants Outstanding	Black-Scholes Value

March 11, 2025	Warrant	$2.38	1.19 years	250,000	$240,250
May 11, 2025	Warrant	2.38	1.36 years	260,000	253,240
June 8, 2026	Warrant	2.38	2.44 years	142,857	184,857

		$2.38	4.99 years	652,857	$678,347

SCHEDULE OF ASSUMPTIONS USED TO ESTIMATE THE FAIR VALUES OF THE WARRANTS

The following table sets forth the assumptions used to estimate the fair values of the warrants for the year ended December 31:

	2024	2023
Expected term	1.5 – 3.7 years	1.2 – 2.4 years
Expected volatility	95%	150%
Risk-free interest rate	3.6% – 4.5%	4.2% – 4.4%
Expected dividend yield	0.0%	0.0%
Fair value on the date of grant	$1.44 – $1.87	$0.96 – $1.29